Related Parties And Related Party Transactions - Summary of Related Party Name (Detail) - Insurance (Group) Company of China, Ltd. and its subsidiaries	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party Names [Line Items]
Name of related parties	Insurance (Group) Company of China, Ltd.
Relationship with the Company	Significant influence on the Group and its subsidiaries